Discontinued Operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 04, 2011 Sound Solutions business [Member]	Dec. 31, 2012 Sound Solutions business [Member]	Dec. 31, 2011 Sound Solutions business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash on sale of Sound Solutions business				$ 855
Gain on disposal, net of taxes				414	1	414
Cash payments made related to liabilities	$ 45	$ (791)	$ 17